Document And Entity Information	Feb. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	Cardinal Infrastructure Group Inc.
Entity Central Index Key	0002079999
Entity Emerging Growth Company	true
Entity File Number	001-43004
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-3180206
Entity Address, Address Line One	100 E. Six Forks Road, #300
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	324-1964
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, $0.0001 Par Value
Trading Symbol	CDNL
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Cardinal Infrastructure Group Inc. (the "Company") with the Securities and Exchange Commission on February 19, 2026 (the "Initial Form 8-K"), on February 18, 2026, the Company and its controlled subsidiary, Cardinal Civil Contracting Holdings LLC, consummated the acquisition of 100% of the equity interests in A.L. Grading Contractors, LLC ("ALGC") on February 18, 2026. This Amendment No. 1 to the Initial Form 8-K (this "Amendment") is being filed solely to amend the Initial Form 8-K to include the financial statements of a business acquired required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Initial Form 8-K.